Cover	Mar. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2023
Entity File Number	333-192060
Entity Registrant Name	White River Energy Corp
Entity Central Index Key	0001589361
Entity Tax Identification Number	45-3797537
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	609 W/ Dickson St.
Entity Address, Address Line Two	Suite 102G
Entity Address, City or Town	Fayetteville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false